Cobalt Inventory - Summary of the Inventory on Hand (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Line Items]
Total Cobalt Inventory	$ 1,372	$ 10,530
Cobalt [member]
Disclosure Of Inventories [Line Items]
Cost	1,372	0
Net realizable value	0	10,530
Total Cobalt Inventory	$ 1,372	$ 10,530